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                                     [LOGO]

                                 NATIONWIDE(R)
                                    VARIABLE

                                   ACCOUNT-3
                                 ANNUAL REPORT

                                       TO

                                CONTRACT OWNERS

                               DECEMBER 31, 2000



                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO


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                              [LOGO] NATIONWIDE(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide Variable Account-3.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 2001

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

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 11. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:

   Investments at fair value:

      Van Kampen American Capital LIT - Asset Allocation Fund
         1,921,196 shares (cost $22,423,448) ...............................................................   $ 20,576,005

      Van Kampen American Capital LIT - Domestic Income Fund
         403,614 shares (cost $3,337,312) ..................................................................      3,164,337

      Van Kampen American Capital LIT - Emerging Growth Fund
         179,158 shares (cost $7,878,824) ..................................................................      7,424,300

      Van Kampen American Capital LIT - Enterprise Fund
         1,360,630 shares (cost $27,775,114) ...............................................................     27,593,568

      Van Kampen American Capital LIT - Global Equity Fund
         59,179 shares (cost $901,933) .....................................................................        680,554

      Van Kampen American Capital LIT - Government Fund
         295,022 shares (cost $2,675,291) ..................................................................      2,743,701

      Van Kampen American Capital LIT - Money Market Fund
         1,970,110 shares (cost $1,970,110) ................................................................      1,970,110

      Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Fund
         26,427 shares (cost $299,271) .....................................................................        304,170
                                                                                                                  ---------

            Total investments ..............................................................................     64,456,745

   Accounts receivable .....................................................................................          5,006
                                                                                                                  ---------

            Total assets ...................................................................................     64,461,751

ACCOUNTS PAYABLE ...........................................................................................          -
                                                                                                                  ---------

CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................   $ 64,461,751
                                                                                                                  =========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                                 ASSET         DOMESTIC        EMERGING       ENTERPRISE
                                                 TOTAL      ALLOCATION FUND   INCOME FUND     GROWTH FUND        FUND
                                             -------------  ---------------  -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends...................  $     1,742,538         938,199         288,470               -          66,097
  Mortality and expense risk charges
    (note 2)                                    (1,027,160)       (302,636)        (42,586)       (123,009)       (466,373)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment income................          715,378         635,563         245,884        (123,009)       (400,276)
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.       34,123,156       5,731,403       1,493,878       5,892,469       8,798,106
  Cost of mutual fund shares sold........      (27,480,556)     (6,026,431)     (1,649,656)     (2,092,970)     (5,696,933)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..        6,642,600        (295,028)       (155,778)      3,799,499       3,101,173
  Change in unrealized gain (loss)
    on investments.......................      (18,996,364)     (2,661,110)         44,025      (4,654,865)    (11,453,745)
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      (12,353,764)     (2,956,138)       (111,753)       (855,366)     (8,352,572)
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............        5,833,218       1,945,317               -          28,081       3,730,163
                                            --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $    (5,805,168)       (375,258)        134,131        (950,294)     (5,022,685)
                                            --------------  --------------  --------------  --------------   -------------

                                                                                             MORGAN STANLEY
                                                                                               REAL ESTATE
                                           GLOBAL EQUITY     GOVERNMENT     MONEY MARKET       SECURITIES
                                               FUND             FUND            FUND              FUND
                                           -------------   -------------    -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends...................          12,275         188,772         156,440   $        92,285
  Mortality and expense risk charges
    (note 2)                                      (14,855)        (37,567)        (36,027)           (4,107)
                                           --------------  --------------  --------------    --------------
    Net investment income................          (2,580)        151,205         120,413            88,178
                                           --------------  --------------  --------------    --------------

  Proceeds from mutual funds shares sold.       1,007,185       1,108,514       9,635,836           455,765
  Cost of mutual fund shares sold........        (802,301)     (1,098,940)     (9,635,836          (477,489)
                                           --------------  --------------  --------------    --------------
    Realized gain (loss) on investments..         204,884           9,574               -           (21,724)
  Change in unrealized gain (loss)
    on investments.......................        (471,756)        129,661               -            71,426
                                           --------------  --------------  --------------    --------------
    Net gain (loss) on investments.......        (266,872)        139,235               -            49,702
                                           --------------  --------------  --------------    --------------
  Reinvested capital gains...............         128,138               -               -             1,519
                                           --------------  --------------  --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................        (141,314)        290,440         120,413   $       139,399
                                           --------------  --------------  --------------    ==============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                         TOTAL                   ASSET ALLOCATION FUND
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $       715,378         884,097         635,563         624,436
  Realized gain (loss) on investments....        6,642,600       7,043,389        (295,028)        898,637
  Change in unrealized gain (loss)
    on investments.......................      (18,996,364)       (669,794)     (2,661,110)     (3,642,876)
  Reinvested capital gains...............        5,833,218       5,727,152       1,945,317       2,990,224
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................       (5,805,168)     12,984,844        (375,258)        870,421
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        1,309,497       1,183,501         248,265         275,874
  Transfers between funds................                -               -         365,353      (1,372,586)
  Redemptions............................      (16,765,899)    (23,356,550)     (5,094,675)     (5,912,033)
  Annuity benefits ......................          (27,004)        (25,925)         (9,606)         (9,579)
  Annual contract maintenance charges
    (note 2).............................          (53,373)        (65,326)        (19,902)        (25,060)
  Contingent deferred sales charges
    (note 2).............................          (14,282)        (70,212)         (6,662)        (14,743)
  Adjustments to maintain reserves.......          (61,276)            801             906             147
                                            --------------  --------------  --------------  --------------
      Net equity transactions............      (15,612,337)    (22,333,711)     (4,516,321)     (7,057,980)
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      (21,417,505)     (9,348,867)     (4,891,579)     (6,187,559)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       85,879,256      95,228,123      25,468,496      31,656,055
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $     64,461,751      85,879,256      20,576,917      25,468,496
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................        2,362,390       3,025,401         748,626         963,673
                                            --------------  --------------  --------------  --------------
  Units purchased........................          804,636         908,521          44,586          58,792
  Units redeemed.........................       (1,355,399)     (1,571,532)       (176,795)       (273,839)
                                            --------------  --------------  --------------  --------------
  Ending units...........................        1,811,627       2,362,390         616,417         748,626
                                            ==============  ==============  ==============  ==============

                                                DOMESTIC INCOME FUND             EMERGING GROWTH FUND
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income..................         245,884          355,467        (123,009)        (70,621)
  Realized gain (loss) on investments....        (155,778)            (966)      3,799,499       1,539,962
  Change in unrealized gain (loss)
    on investments.......................          44,025         (565,047)     (4,654,865)      2,860,589
  Reinvested capital gains...............               -                -          28,081               -
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         134,131         (210,546)       (950,294)      4,329,930
                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          21,483           61,552         274,431         160,637
  Transfers between funds................         (22,031)        (117,071)      1,420,290         447,511
  Redemptions............................        (915,863)      (2,446,195)     (1,208,715)     (1,153,156)
  Annuity benefits ......................          (2,428)          (2,498)              -               -
  Annual contract maintenance charges
    (note 2).............................          (3,081)          (4,637)         (4,354)         (3,635)
  Contingent deferred sales charges
    (note 2).............................          (1,105)         (34,960)         (1,209)         (3,318)
  Adjustments to maintain reserves.......             127              (90)            235             274
                                            -------------   --------------  --------------  --------------
      Net equity transactions............        (922,898)      (2,543,899)        480,678        (551,687)
                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        (788,767)      (2,754,445)       (469,616)      3,778,243
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       3,953,218        6,707,663       7,894,047       4,115,804
                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       3,164,451        3,953,218       7,424,431       7,894,047
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................         209,579          343,869         181,026         190,397
                                            -------------   --------------  --------------  --------------
  Units purchased........................          26,949           34,080         141,072          87,718
  Units redeemed.........................         (76,413)        (168,370)       (130,113)        (97,089)
                                            -------------   --------------  --------------  --------------
  Ending units...........................         160,115          209,579         191,985         181,026
                                            =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    ENTERPRISE FUND               GLOBAL EQUITY FUND
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $      (400,276)       (371,338)         (2,580)         (8,778)
  Realized gain (loss) on investments....        3,101,173       4,565,206         204,884          40,287
  Change in unrealized gain (loss)
    on investments.......................      (11,453,745)        886,267        (471,756)        175,191
  Reinvested capital gains...............        3,730,163       2,726,941         128,138           9,987
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................       (5,022,685)      7,807,076        (141,314)        216,687
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          473,676         430,203          75,162          26,158
  Transfers between funds................          529,031      (1,686,157)         96,020          (8,101)
  Redemptions............................       (6,899,420)     (9,249,464)       (271,042)       (172,871)
  Annuity benefits ......................           (7,044)         (5,871)              -               -
  Annual contract maintenance charges
    (note 2).............................          (20,236)        (23,885)           (770)           (776)
  Contingent deferred sales charges
    (note 2).............................           (3,982)        (12,096)           (362)           (849)
  Adjustments to maintain reserves.......            1,092             547            (251)            (16)
                                            --------------  --------------  --------------  --------------
      Net equity transactions............       (5,926,883)    (10,546,723)       (101,243)       (156,455)
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      (10,949,568)     (2,739,647)       (242,557)         60,232
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       38,544,208      41,283,855         922,851         862,619
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $     27,594,640      38,544,208         680,294         922,851
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................          613,629         816,499          44,388          53,260
                                            --------------  --------------  --------------  --------------
  Units purchased........................           58,451          76,435          45,553          10,451
  Units redeemed.........................         (150,701)       (279,305)        (51,026)        (19,323)
                                            --------------  --------------  --------------  --------------
  Ending units...........................          521,379         613,629          38,915          44,388
                                            ==============  ==============  ==============  ==============

                                                   GOVERNMENT FUND                 MONEY MARKET FUND
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income..................         151,205          155,589         120,413         180,385
  Realized gain (loss) on investments....           9,574           21,428               -               1
  Change in unrealized gain (loss)
    on investments.......................         129,661         (367,908)              -               -
  Reinvested capital gains...............               -                -               -               -
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         290,440         (190,891)        120,413         180,386
                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          20,415           37,063         164,229         180,927
  Transfers between funds................        (146,581)         251,439      (2,235,675)      2,509,543
  Redemptions............................        (787,167)        (898,143)     (1,489,957)     (3,463,491)
  Annuity benefits ......................          (4,850)          (4,912)         (3,076)         (3,065)
  Annual contract maintenance charges
    (note 2).............................          (2,391)          (3,072)         (2,413)         (4,030)
  Contingent deferred sales charges
    (note 2).............................            (465)            (449)           (460)         (3,753)
  Adjustments to maintain reserves.......             157               11           2,802             (71)
                                            -------------   --------------  --------------  --------------
      Net equity transactions............        (920,882)        (618,063)     (3,564,550)       (783,940)
                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        (630,442)        (808,954)     (3,444,137)       (603,554)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       3,374,279        4,183,233       5,417,031       6,020,585
                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       2,743,837        3,374,279       1,972,894       5,417,031
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................         202,594          239,563         342,060         392,633
                                            -------------   --------------  --------------  --------------
  Units purchased........................          10,927           34,923         474,040         602,284
  Units redeemed.........................         (65,174)         (71,892)       (697,795)       (652,857)
                                            -------------   --------------  --------------  --------------
  Ending units...........................         148,347          202,594         118,305         342,060
                                            =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                               MORGAN STANLEY REAL ESTATE
                                                      SECURITIES FUND
                                              ---------------------------
                                                 2000            1999
                                             -------------   -------------
INVESTMENT ACTIVITY:

  Net investment income..................  $        88,178          18,957
  Realized gain (loss) on investments....          (21,724)        (21,166)
  Change in unrealized gain (loss)
    on investments.......................           71,426         (16,010)
  Reinvested capital gains...............            1,519               -
                                            --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          139,399         (18,219)
                                            --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           31,836          11,087
  Transfers between funds................           (6,407)        (24,578)
  Redemptions............................          (99,060)        (61,197)
  Annuity benefits ......................                -               -
  Annual contract maintenance charges
    (note 2).............................             (226)           (231)
  Contingent deferred sales charges
    (note 2).............................              (37)            (44)
  Adjustments to maintain reserves.......          (66,344)             (1)
                                            --------------  --------------
      Net equity transactions............         (140,238)        (74,964)
                                            --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             (839)        (93,183)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................          305,126         398,309
                                            --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $        304,287         305,126
                                            ==============  ==============
CHANGES IN UNITS:

  Beginning units........................           20,488          25,507
                                            --------------  --------------
  Units purchased........................            3,058           3,838
  Units redeemed.........................           (7,382)         (8,857)
                                            --------------  --------------
  Ending units...........................           16,164          20,488
                                            ==============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen American Capital Life Investment Trust (Van Kampen LIT):

              Van Kampen American Capital LIT - Asset Allocation Fund
              Van Kampen American Capital LIT - Domestic Income Fund
              Van Kampen American Capital LIT - Emerging Growth Fund
              Van Kampen American Capital LIT - Enterprise Fund
              Van Kampen American Capital LIT - Global Equity Fund
              Van Kampen American Capital LIT - Government Fund
              Van Kampen American Capital LIT - Money Market Fund
              Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Fund

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                      UNIT           CONTRACT                        TOTAL
                                                      UNITS        FAIR VALUE     OWNERS' EQUITY      EXPENSES*    RETURN**
                                                   -----------     -----------   ----------------     ---------    ---------
        Contracts in accumulation phase:

        Van Kampen American Capital LIT -
        Asset Allocation Fund:
          Tax qualified ...........................   221,677      $ 33.361345      $  7,395,443          1.32%      (1.85)%
          Non-tax qualified .......................   394,740        33.361345        13,169,057          1.32%      (1.85)%

        Van Kampen American Capital LIT -
        Domestic Income Fund:
          Tax qualified ...........................    46,271        19.697774           911,436          1.20%       4.76%
          Non-tax qualified .......................   113,843        19.697774         2,242,454          1.20%       4.76%

        Van Kampen American Capital LIT -
        Emerging Growth Fund:
          Tax qualified ...........................    68,665        38.671932         2,655,408          1.61%     (11.32)%
          Non-tax qualified .......................   123,320        38.671932         4,769,023          1.61%     (11.32)%

        Van Kampen American Capital LIT -
        Enterprise Fund:
          Tax qualified ...........................   159,048        52.868527         8,408,633          1.41%     (15.74)%
          Non-tax qualified .......................   362,331        52.868527        19,155,906          1.41%     (15.74)%

        Van Kampen American Capital LIT -
        Global Equity Fund:
          Tax qualified ...........................    17,687        17.481999           309,204          1.85%     (15.92)%
          Non-tax qualified .......................    21,227        17.481999           371,090          1.85%     (15.92)%

        Van Kampen American Capital LIT -
        Government Fund:
          Tax qualified ...........................    26,631        18.339361           488,396          1.24%      10.95%
          Non-tax qualified .......................   121,716        18.339361         2,232,194          1.24%      10.95%

        Van Kampen American Capital LIT -
        Money Market Fund:
          Tax qualified ...........................    26,927        16.516956           444,752          0.98%       4.70%
          Non-tax qualified .......................    91,380        16.516956         1,509,319          0.98%       4.70%

        Van Kampen LIT -
        Morgan Stanley Real Estate Securities Fund:
          Tax qualified ...........................     6,464        18.824987           121,685          1.35%***   14.10%***
          Non-tax qualified .......................     9,700        18.824987           182,602          1.35%***   14.10%***
                                                     ========   ==============

        RESERVES FOR ANNUITY CONTRACTS IN PAYOUT PHASE:
        TAX QUALIFIED .............................                                        1,756
        NON-TAX QUALIFIED .........................                                       93,393
                                                                                      ----------
                                                                                    $ 64,461,751
                                                                                      ==========


     The following is a summary for 1999:

        Van Kampen LIT - Asset Allocation Fund:
         Tax qualified ............................   270,771      $ 33.990612      $  9,203,672          1.29%       3.58%
         Non-tax qualified ........................   477,855        33.990612        16,242,584          1.29%       3.58%

        Van Kampen LIT - Domestic Income Fund:
         Tax qualified ............................    54,620        18.803197         1,027,031          1.40%      (3.38)%
         Non-tax qualified ........................   154,960        18.803197         2,913,743          1.40%      (3.38)%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                      UNIT           CONTRACT                        TOTAL
                                                      UNITS        FAIR VALUE     OWNERS' EQUITY      EXPENSES*    RETURN**
                                                   -----------     -----------   ----------------     ---------    ---------
        Van Kampen LIT - Emerging Growth Fund:
         Tax qualified ............................    56,810        43.607260         2,477,328          1.18%     101.73%
         Non-tax qualified ........................   124,216        43.607260         5,416,719          1.18%     101.73%

        Van Kampen LIT - Enterprise Fund:
         Tax qualified ............................   197,285        62.744344        12,378,518          1.22%      24.21%
         Non-tax qualified ........................   416,344        62.744344        26,123,231          1.22%      24.21%

        Van Kampen LIT - Global Equity Fund:
         Tax qualified ............................    18,872        20.791032           392,368          1.25%      28.37%
         Non-tax qualified ........................    25,515        20.791032           530,483          1.25%      28.37%

        Van Kampen LIT - Government Fund:
         Tax qualified ............................    38,406        16.529117           634,817          1.36%      (4.62)%
         Non-tax qualified ........................   164,188        16.529117         2,713,883          1.36%      (4.62)%

        Van Kampen LIT - Money Market Fund:
         Tax qualified ............................   100,916        15.775220         1,591,972          1.30%       3.28%
         Non-tax qualified ........................   241,145        15.775220         3,804,115          1.30%       3.28%

        Van Kampen LIT -
        Morgan Stanley Real Estate Securities Fund:
          Tax qualified ...........................     6,848        14.892896           101,987          1.32%      (4.63)%
          Non-tax qualified .......................    13,640        14.892896           203,139          1.32%      (4.63)%
                                                     ========   ==============

        Reserves for annuity contracts in payout phase:

         Tax qualified ............................                                        1,938
         Non-tax qualified ........................                                      121,728
                                                                                       ---------
                                                                                   $  85,879,256
                                                                                       =========


     The following is a summary for 1998:

        Van Kampen American Capital LIT -
        Asset Allocation Fund:
          Tax qualified ...........................   332,781      $ 32.817146     $  10,920,923          1.30%      14.17%
          Non-tax qualified .......................   630,892        32.817146        20,704,075          1.30%      14.17%

        Van Kampen American Capital LIT -
        Domestic Income Fund:
          Tax qualified ...........................    83,850        19.461620         1,631,857          1.28%       5.56%
          Non-tax qualified .......................   260,019        19.461620         5,060,391          1.28%       5.56%

        Van Kampen American Capital LIT -
        Emerging Growth Fund:
          Tax qualified ...........................    60,795        21.616956         1,314,203          1.29%      35.77%
          Non-tax qualified .......................   129,602        21.616956         2,801,601          1.29%      35.77%

        Van Kampen American Capital LIT -
        Enterprise Fund:
          Tax qualified ...........................   258,320        50.513291        13,048,593          1.31%      23.37%
          Non-tax qualified .......................   558,179        50.513291        28,195,458          1.31%      23.37%

        Van Kampen American Capital LIT -
        Global Equity Fund:
          Tax qualified ...........................    19,983        16.196384           323,652          1.42%      20.03%
          Non-tax qualified .......................    33,277        16.196384           538,967          1.42%      20.03%

        Van Kampen American Capital LIT -
        Government Fund:
          Tax qualified ...........................    49,618        17.329001           859,830          1.33%       7.18%
          Non-tax qualified .......................   189,945        17.329001         3,291,557          1.33%       7.18%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                      UNIT           CONTRACT                        TOTAL
                                                      UNITS        FAIR VALUE     OWNERS' EQUITY      EXPENSES*    RETURN**
                                                   -----------     -----------   ----------------     ---------    ---------
        Van Kampen American Capital LIT -
        Money Market Fund:
          Tax qualified ...........................    89,001        15.274640         1,359,458          1.28%       3.66%
          Non-tax qualified .......................   303,632        15.274640         4,637,869          1.28%       3.66%

        Van Kampen American Capital LIT -
        Morgan Stanley Real Estate Securities Fund:
          Tax qualified ...........................     8,813        15.615675           137,621          1.42%     (12.77)%
          Non-tax qualified .......................    16,694        15.615675           260,688          1.42%     (12.77)%
                                                     ========   ==============

        Reserves for annuity contracts in payout phase:

         Tax qualified ............................                                        1,930
         Non-tax qualified ........................                                      139,450
                                                                                       ---------
                                                                                   $  95,228,123
                                                                                       =========

     The following is a summary for 1997:

        Van Kampen American Capital LIT -
        Asset Allocation Fund:
          Tax qualified ...........................   422,523      $ 28.743704     $  12,144,876          1.27%      20.23%
          Non-tax qualified .......................   771,497        28.743704        22,175,681          1.27%      20.23%

        Van Kampen American Capital LIT -
        Domestic Income Fund:
          Tax qualified ...........................   124,140        18.437191         2,288,793          1.20%      10.45%
          Non-tax qualified .......................   329,087        18.437191         6,067,440          1.20%      10.45%

        Van Kampen American Capital LIT -
        Emerging Growth Fund:
          Tax qualified ...........................    58,542        15.921536           932,079          1.18%      18.86%
          Non-tax qualified .......................   158,887        15.921536         2,529,725          1.18%      18.86%

        Van Kampen American Capital LIT -
        Enterprise Fund:
          Tax qualified ...........................   316,766        40.944001        12,969,667          1.34%      28.96%
          Non-tax qualified .......................   666,789        40.944001        27,301,009          1.34%      28.96%

        Van Kampen American Capital LIT -
        Global Equity Fund:
          Tax qualified ...........................    20,265        13.493564           273,447          1.68%      14.34%
          Non-tax qualified .......................    32,094        13.493564           433,062          1.68%      14.34%

        Van Kampen American Capital LIT -
        Government Fund:
          Tax qualified ...........................    61,597        16.168107           995,907          1.26%       8.19%
          Non-tax qualified .......................   228,036        16.168107         3,686,910          1.26%       8.19%

        Van Kampen American Capital LIT -
        Money Market Fund:
          Tax qualified ...........................   108,657        14.734706         1,601,029          1.60%       3.70%
          Non-tax qualified .......................   356,149        14.734706         5,247,751          1.60%       3.70%

        Van Kampen American Capital LIT -
        Morgan Stanley Real Estate Securities Fund:
          Tax qualified ...........................     9,466        17.901858           169,459          1.68%      19.89%
          Non-tax qualified .......................    29,364        17.901858           525,670          1.68%      19.89%
                                                     ========   ==============

        Reserves for annuity contracts in payout phase:

         Tax qualified ............................                                        1,862
         Non-tax qualified ........................                                      119,631
                                                                                       ---------
                                                                                   $  99,463,998
                                                                                       =========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                      UNIT           CONTRACT                        TOTAL
                                                      UNITS        FAIR VALUE     OWNERS' EQUITY      EXPENSES*    RETURN**
                                                   -----------     -----------   ----------------     ---------    ---------

     The following is a summary for 1996:

        Van Kampen American Capital LIT -
        Asset Allocation Fund:
          Tax qualified ...........................   513,310        23.907038     $  12,271,722          1.32%      12.39%
          Non-tax qualified ....................... 1,010,988        23.907038        24,169,729          1.32%      12.39%

        Van Kampen American Capital LIT -
        Domestic Income Fund:
          Tax qualified ...........................   165,684        16.692636         2,765,703          1.25%       5.28%
          Non-tax qualified .......................   486,983        16.692636         8,129,030          1.25%       5.28%

        Van Kampen American Capital LIT -
        Emerging Growth Fund:
          Tax qualified ...........................    91,181        13.395245         1,221,392          1.34%      15.13%
          Non-tax qualified .......................   173,307        13.395245         2,321,490          1.34%      15.13%

        Van Kampen American Capital LIT -
        Enterprise Fund:
          Tax qualified ...........................   352,086        31.749417        11,178,525          1.35%      23.16%
          Non-tax qualified .......................   797,023        31.749417        25,305,016          1.35%      23.16%

        Van Kampen American Capital LIT -
        Global Equity Fund:
          Tax qualified ...........................    13,264        11.800884           156,527          1.38%      15.20%
          Non-tax qualified .......................    20,602        11.800884           243,122          1.38%      15.20%

        Van Kampen American Capital LIT -
        Government Fund:
          Tax qualified ...........................   101,057        14.944372         1,510,233          1.31%       0.79%
          Non-tax qualified .......................   315,546        14.944372         4,715,637          1.31%       0.79%

        Van Kampen American Capital LIT -
        Money Market Fund:
          Tax qualified ...........................   115,165        14.208651         1,636,339          1.48%       3.53%
          Non-tax qualified .......................   240,045        14.208651         3,410,716          1.48%       3.53%

        Van Kampen American Capital LIT -
        Real Estate Securities Fund:
          Tax qualified ...........................     4,266        14.931303            63,697          1.07%      38.70%
          Non-tax qualified .......................     5,179        14.931303            77,329          1.07%      38.70%
                                                     ========   ==============

        Reserves for annuity contracts in payout phase:

         Non-tax qualified ........................                                      113,507
                                                                                       ---------
                                                                                   $  99,289,714
                                                                                       =========


* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio

February 16, 2001

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220


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